General and Administrative Expenses (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
General And Administrative Expenses Details Narrative
General and Administrative Expense	$ 5,505	$ 30,937
Restricted stock amortization	$ 3,359	$ 23,869